UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.87%
Auto Components - 2.46%
Gentex Corp.	71,000	$1,188,185
Beverages - 2.56%
Monster Beverage Corp. (a)	8,000	1,236,880
Capital Markets - 5.70%
Eaton Vance Corp.	32,000	1,149,440
SEI Investments Co.	22,000	1,196,580
Waddell & Reed Financial, Inc.	11,000	411,400
		2,757,420
Chemicals - 7.65%
Airgas, Inc.	12,000	1,658,400
Sherwin-Williams Co.	7,400	2,042,918
		3,701,318
Commercial Services & Supplies - 7.51%
Copart, Inc. (a)	32,100	1,266,987
Rollins, Inc.	45,000	1,221,750
Stericycle, Inc. (a)	9,500	1,146,840
		3,635,577
Containers & Packaging - 0.92%
Aptargroup, Inc.	6,000	446,880
Distributors - 2.26%
LKQ Corp. (a)	37,000	1,091,130
Diversified Financial Services - 2.45%
FactSet Research Systems, Inc.	7,000	1,186,710
Electronic Equipment, Instruments & Components - 2.54%
IPG Photonics Corp. (a)	13,500	1,231,065
Energy Equipment & Services - 3.50%
FMC Technologies, Inc. (a)	15,000	510,300
Oceaneering International, Inc.	27,000	1,180,980
		1,691,280
Food Products - 7.00%
Flowers Foods, Inc.	45,000	1,058,400
Hershey Co.	21,000	1,812,510
Mccormick & Co, Inc.	6,000	515,520
		3,386,430
Health Care Equipment & Supplies - 9.78%
Edwards Lifesciences Corp. (a)	7,000	1,141,000
IDEXX Laboratories, Inc. (a)	27,000	1,912,140
ResMed, Inc.	20,000	1,191,400
Varian Med Sys, Inc. (a)	6,000	484,680
		4,729,220
Health Care Providers & Services - 2.36%
MEDNAX, Inc. (a)	16,000	1,141,920
Household Products - 2.48%
Church & Dwight Co., Inc.	14,000	1,200,780
IT Services - 4.02%
Jack Henry & Associates, Inc.	24,500	1,944,810
Machinery - 2.54%
Valmont Industries, Inc.	10,500	1,231,125
Multiline Retail - 1.25%
Dollar Tree, Inc. (a)	8,000	603,680
Oil, Gas & Consumable Fuels - 8.43%
ONEOK, Inc.	60,000	1,768,800
Western Refng, Inc.	27,000	1,222,020
World Fuel Services Corp.	25,000	1,089,750
		4,080,570

Road & Rail - 4.04%
JB Hunt Transport Services, Inc.	25,000	1,956,000
Semiconductors & Semiconductor Equipment - 5.82%
Analog Devices, Inc.	9,000	554,670
Linear Technology Corp.	23,000	1,051,560
Microchip Technology, Inc.	25,000	1,207,000
		2,813,230
Software - 3.87%
Red Hat, Inc. (a)	23,000	1,872,430
Specialty Retail - 2.40%
Tractor Supply Co.	13,000	1,161,550
Textiles, Apparel & Luxury Goods - 3.91%
Michael Kors Holdings Ltd. (a)(b)	44,000	1,892,880
Trading Companies & Distributors - 3.42%
Fastenal Co.	29,000	1,176,820
MSC Industrial Direct Co., Inc.	7,750	478,175
		1,654,995
TOTAL COMMON STOCKS (Cost $39,778,799)		$47,836,065

SHORT-TERM INVESTMENTS - 1.18%
Fidelity Institutional Money Market Portfolio 0.120% (c)	572,085	572,085
TOTAL SHORT-TERM INVESTMENTS (Cost $572,085)		572,085

Total Investments (Cost $40,350,884) - 100.05%		48,408,150
Liabilities in Excess of Other Assets - (0.05%)		(25,773)
TOTAL NET ASSETS - 100.00%		$48,382,377

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of November 30, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$40,350,884
Gross unrealized appreciation	$10,285,831
Gross unrealized depreciation	$(2,228,565)
Net unrealized appreciation	$8,057,266

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approvedby the Trust’s Board of Trustees.
These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$47,836,065	-	-	$47,836,065
Total Equity	47,836,065	-	-	47,836,065
Short-Term Investments	572,085	-	-	572,085
Total Investments in Securities	$48,408,150	$-	$-	$48,408,150

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended November 30, 2015.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2015.

Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.53%
Aerospace & Defense - 2.46%
United Technologies Corp.	48,000	$4,610,400
Air Freight & Logistics - 2.05%
CH Robinson Worldwide, Inc.	57,000	3,843,510
Banks - 4.11%
Wells Fargo & Co.	140,000	7,714,000
Beverages - 2.78%
PepsiCo, Inc.	52,000	5,208,320
Biotechnology - 3.61%
Gilead Sciences, Inc.	64,000	6,781,440
Capital Markets - 3.50%
Blackrock, Inc.	8,000	2,909,760
T. Price Rowe Group, Inc.	48,000	3,655,200
		6,564,960
Chemicals - 9.90%
Ecolab, Inc.	35,000	4,170,600
Monsanto Co.	65,000	6,185,400
Praxair, Inc.	35,000	3,948,000
Sherwin-Williams Co.	15,500	4,279,085
		18,583,085
Consumer Finance - 0.00%
Synchrony Financial (a)	94	2,992
Diversified Telecommunication Services - 6.96%
AT&T, Inc.	160,000	5,387,200
Verizon Communications, Inc.	169,000	7,681,050
		13,068,250
Electric Utilities - 5.05%
Southern Co.	121,000	5,389,340
Westar Energy, Inc.	96,000	4,097,280
		9,486,620
Food & Staples Retailing - 6.13%
CVS Caremark Corp.	66,000	6,209,940
Wal-Mart Stores, Inc.	90,000	5,295,600
		11,505,540
Food Products - 0.95%
General Mills, Inc.	31,000	1,790,560
Gas Utilities - 2.81%
Questar Corp.	278,000	5,268,100
Health Care Providers & Services - 2.42%
McKesson Corp.	24,000	4,544,400
Hotels, Restaurants & Leisure - 5.07%
McDonald's Corp.	43,000	4,908,880
Starbucks Corp.	75,000	4,604,250
		9,513,130
Industrial Conglomerates - 2.90%
General Electric Co.	181,780	5,442,493
Insurance - 2.36%
Aflac, Inc.	68,000	4,436,320
Internet Software & Services - 2.64%
Alphabet, Inc. (a)	6,500	4,958,525
IT Services - 2.13%
Cognizant Technology Solutions Corp. (a)	62,000	4,003,960
Life Sciences Tools & Services - 1.03%
Thermo Fisher Scientific Inc.	14,000	1,937,600
Media - 2.79%
Comcast Corp.	86,000	5,233,960
Oil, Gas & Consumable Fuels - 1.27%
Chevron Corp.	26,000	2,374,320
Pharmaceuticals - 2.97%
Johnson & Johnson	55,000	5,568,200
Road & Rail - 2.28%
Union Pacific Corp.	51,000	4,281,450
Software - 2.90%
Citrix Systems, Inc. (a)	71,000	5,443,570
Specialty Retail - 5.20%
Home Depot, Inc.	55,000	7,363,400
Tiffany & Co.	30,000	2,390,400
		9,753,800

Technology Hardware, Storage & Peripherals - 2.12%
EMC Corp.	157,000	3,978,380
Water Utilities - 2.14%
Aqua America, Inc.	137,000	4,020,950
TOTAL COMMON STOCKS (Cost $137,795,335)		$169,918,835

EXCHANGE TRADED FUNDS - 8.47%
iShares U.S. Oil Equipment & Services ETF	220,000	9,088,200
Energy Select Sector SPDR Fund	100,000	6,802,000
TOTAL EXCHANGE TRADED FUNDS (Cost $14,878,737)		15,890,200

SHORT-TERM INVESTMENTS - 0.83%
Other Investment Pools and Funds - 0.83%
Fidelity Institutional Money Market Portfolio 0.120% (b)	1,565,301	1,565,301
TOTAL SHORT-TERM INVESTMENTS (Cost $1,565,301)		1,565,301

Total Investments (Cost $154,239,373) - 99.83%		187,374,336
Other Assets in Excess of Liabiliies - 0.17%		312,858
TOTAL NET ASSETS - 100.00%		$187,687,194

(a) Non-income producing security.
(b) Variable rate security; the rate shown represents the rate as of November 30, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$154,239,373
Gross unrealized appreciation	$36,564,879
Gross unrealized depreciation	$(3,429,916)
Net unrealized appreciation	$33,134,963

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approvedby the Trust’s Board of Trustees.
These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$169,918,835	-	-	$169,918,835
Exchange Traded Funds	$15,890,200	-	-	$15,890,200
Total Equity	185,809,035	-	-	$185,809,035
Short-Term Investments	1,565,301	-	-	1,565,301
Total Investments in Securities	$187,374,336	$-	$-	$187,374,336

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund held no Level 3 securities during the period ended November 30, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended November 30, 2015.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel,  President

Date                 1/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, President

Date                 1/12/2016

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date                 1/12/2016

* Print the name and title of each signing officer under his or her signature.